Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 90		¥ 1,573
Payments for computer systems under non-cancelable contracts	¥ 1,256	¥ 1,517	3,906	¥ 3,134
Estimated construction costs	110,307		110,307		69,235
Total unused credit and capital amount available	394,730		394,730		393,634
Guarantee Obligations Maximum Exposure	1,152,839		1,152,839		1,147,392
Guarantee Obligations Current Carrying Value	60,675		60,675		63,843
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	1,927,508		1,927,508		1,857,499
Investment in securities pledged for primarily collateral deposits	147,428		147,428		226,987
Secured debt	43,589		43,589		50,538
Investments In Subsidaries Pledged	9,745		9,745		10,101
Provision For Credit Losses
Commitments and Contingencies Disclosure [Line Items]
Provision for credit losses for off-balance sheet credit exposure reversal	468	¥ 3,080	2,369	¥ 4,934
Other Liabilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	23,723		23,723		26,094
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt	61,855		61,855		73,191
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	467,131		467,131		469,377
Guarantee Obligations Current Carrying Value	4,795		4,795		4,768
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	690,000		690,000		690,000
Guarantee Obligations Current Carrying Value	¥ 2,163		¥ 2,163		¥ 1,998